LISTING EXPENSE (Details) - USD ($)		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Fair value of shares issued	$ 1,591,090,000	$ 1,591,090,000
Warrants issued by Arrival	$ 208,586,000	208,586,000
Total value of consideration		1,799,676,000
Fair Value of net asset received		(631,161,000)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment		1,168,515,000
Other expenses directly linked to the listing expense		19,820,009
Total listing expense		$ 1,188,335,000	$ 0	$ 0